Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The consolidated financial statements include accounts of the Company and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include all adjustments necessary for the fair presentation of the Company’s financial position, results of operations, cash flows and footnotes as of December 31, 2021 and 2020, and for the years then ended.

Foreign Currency
Foreign Currency
The Company determined that the local currency is the functional currency for its foreign operations. Assets and liabilities of each foreign subsidiary are translated to United States dollars using the current exchange rate at the balance sheet date. Revenues and expenses are translated using the average exchange rate during the period. Cumulative translation adjustments related to the Company’s foreign subsidiaries are reflected as a separate component of stockholders’ deficit. Net gains and losses resulting from foreign currency transactions are included in interest and other income, net in the accompanying consolidated statements of operations.

Common Stock Warrants Liabilities
Common Stock Warrants Liabilities
In connection with the Merger, each of the 17,250,000 publicly-traded warrants (“Public Warrants”) and 11,533,333 private placement warrants (“Private Placement Warrants” and, together with the Public Warrants, the “Common Stock Warrants”) issued to Reinvent Sponsor, LLC (the “Sponsor”) in connection with RTP’s initial public offering and subsequent overallotment were converted into an equal number of warrants that entitle the holder to purchase one share of the Company’s Common stock, par value $0.0001 (“Common Stock”) at an exercise price of $11.50 per share, subject to adjustments, and will expire five years after the completion of the Merger or earlier upon redemption or the Company’s liquidation. Once the Common Stock Warrants become exercisable, the Company may redeem the outstanding Common Stock Warrants subject to certain Common Stock price and other conditions as defined in the Warrant Agreement between RTP and Continental Stock Transfer & Trust Company (“Warrant Agreement”) and the Sponsor Agreement by and among the Company, Reinvent Sponsor, LLC (“Sponsor”) and RTP (“Sponsor Agreement”).
The Company evaluated the Common Stock Warrants and concluded that they do not meet the criteria to be classified within stockholders’ equity. The agreement governing the Common Stock Warrants includes provisions which could result in a different settlement value, for the Private Placement Warrants depending on their holder, and for Public Warrants depending on the registration status of the underlying shares. Because these conditions are not an input into the pricing of a fixed-for-fixed
option on the Company’s ordinary shares, the Common Stock Warrants are not considered to be indexed to the Company’s own stock. The Company recorded these warrants as liabilities on the consolidated balance sheets at fair value, with subsequent changes in their respective fair values recognized in the consolidated statements of operations at each reporting date.
During the year ended December 31, 2021, no Common Stock Warrants were exercised.

Earnout Shares Liability
Earnout Shares Liability
In connection with the Reverse Recapitalization and pursuant to the Sponsor Agreement, Sponsor agreed to certain terms of vesting, lock-up
and transfer with respect to the 17,130,000 common shares held by it (“Earnout Shares”). The terms of the Sponsor Agreement specify that the Earnout Shares will vest upon achieving certain specified Release Events, as further described in Note 11. In accordance with ASC
815-40,
the Earnout Shares are not indexed to the Common Stock and therefore are accounted for as a liability (“Earnout Shares Liability”) as of the Closing Date and subsequently remeasured at each reporting date with changes in fair value recorded as a component of other income (expense), net in the consolidated statements of operations.
The estimated fair value of the Earnout Shares Liability was determined using a Monte Carlo simulation using a distribution of potential outcomes on a monthly basis over the Earnout Period (as defined in Note 10) prioritizing the most reliable information available. The assumptions utilized in the calculation are based on the achievement of certain stock price milestones, including the current Company Common Stock price, expected volatility, risk-free rate, expected term and dividend rate.
The Earnout Shares Liability is categorized as a Level 3 fair value measurement because the Company estimates projections during the Earnout Period utilizing unobservable inputs. Determination of the fair value of the Earnout Shares Liability involves certain assumptions requiring significant judgment and actual results may differ from assumed and estimated amounts.

Use of Estimates
Use of Estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities, expenses, and disclosure of contingent assets and liabilities. The most significant estimates are related to the valuation of common stock, stock-based awards, preferred stock, preferred stock warrants, earnout shares, common stock warrants, intangible assets acquired, the valuation of and provisions for income taxes and contingencies. These estimates and assumptions are based on current facts, historical experience and various other factors believed to be reasonable under related circumstances. The estimates form the basis for making judgments about the carrying values of assets and liabilities and the recording of expenses that are not readily apparent from other sources. Actual results may differ materially and adversely from these estimates.

Segments
Segments
Operating segments are defined as components of an entity where discrete financial information is evaluated regularly by the chief operating decision maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Company operates as one operating segment because its CODM, who is its Chief Executive Officer, reviews Company’s financial information on a consolidated basis for purposes of making decisions regarding allocating resources and assessing performance. The Company has no segment managers who are held accountable by the CODM for operations, operating results, and planning of components below the consolidated level.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
The Company’s financial instruments consist of cash and cash equivalents, short-term investments, other receivables, accounts payable, accrued liabilities, short-term and long-term debt, redeemable convertible preferred stock, common stock warrants, redeemable convertible preferred stock warrants, common stock warrants and Earnout Shares Liability. The carrying amounts of cash and cash equivalents, short-term investments, other receivables, accounts payable, and accrued and other current liabilities approximate their fair values due to the short time to the expected receipt or payment. The carrying amount of the Company’s short-term debt approximates its fair value as the effective interest rate approximates market rates currently available to the Company. Common stock warrants which are initially recorded in equity at the value allocated to them are not subject to remeasurement in subsequent periods. At initial recognition, the Company recorded the redeemable convertible preferred stock warrant liability, common stock warrants liabilities and Earnout Shares Liability on the balance sheet at their fair value. The redeemable convertible preferred stock warrant liability, common stock warrants liabilities and Earnout Shares Liability are subject to remeasurement at each balance sheet date, with changes in fair value recognized as a component of other income, net in the consolidated statements of operations.

Concentrations of Credit Risk
Concentrations of Credit Risk
Financial instruments that subject the Company to credit risk consist primarily of cash, cash equivalents and restricted cash, short-term investments and other receivables. At December 31, 2021 and 2020, cash and cash equivalents consisted of cash deposited with domestic and foreign financial institutions that are of high-credit quality. The Company is exposed to credit risk in the event of default by the domestic financial institutions to the extent that cash and cash equivalent deposits are in excess of amounts insured by the Federal Deposit Insurance Corporation. Foreign cash balances are not insured. The Company has not experienced any losses on its deposits since inception. Short-term investments consist of government and corporate debt securities and corporate asset backed securities that carry high-credit ratings and accordingly, minimal credit risk exists with respect to these balances.
The Company’s other receivables are due from United States government agency under the Company’s government grant contracts. At December 31, 2021 and 2020, these two agencies accounted for 6% and 89% of the Company’s other receivables, respectively. At December 31, 2021, 79% of other receivables was owed to us by Uber related to cash withheld by Uber for vesting of shares to employees acquired in Uber Elevate acquisition (see Note 5). The Company provides for uncollectible amounts when specific credit problems are identified. In doing so, the Company analyzes historical bad debt trends, debtor creditworthiness, current economic trends, and changes in debtor payment patterns when evaluating the adequacy of the allowance for doubtful accounts.

Cash, Cash Equivalents, and Restricted Cash
Cash, Cash Equivalents, and Restricted Cash
The Company considers all highly liquid investments with an original maturity of three months or less from the date of purchase to be cash and cash equivalents. The recorded carrying amount of cash and cash equivalents approximates their fair value. At December 31, 2021 and 2020, restricted cash relates primarily to collateral for a lease obligation.

Marketable Debt Securities
Marketable Debt Securities
The Company classifies marketable debt securities as
available-for-sale
at the time of purchase and reevaluates such classification at each balance sheet date. The Company may sell these securities at any time for use in current operations even if they have not yet reached maturity. As a result, the Company classifies its marketable debt securities, including those with maturities beyond twelve months, as current assets in the consolidated balance sheets. These marketable debt securities are carried at fair value and unrealized gains and losses are recorded in other comprehensive income, which is reflected as a component of stockholders’ equity

(deficit). These marketable debt securities are assessed as to whether those with unrealized loss positions are other than temporarily impaired. The Company considers impairments to be other than temporary if they are related to deterioration in credit risk or if it is likely the securities will be sold before the recovery of their cost basis. Realized gains and losses from the sale of marketable debt securities and declines in value deemed to be other than temporary are determined based on the specific identification method. Realized gains and losses are reported in other income, net in the consolidated statements of operations.

Investment in SummerBio, LLC
Investment in SummerBio, LLC
Following the outbreak of the
COVID-19
pandemic, the Company’s management determined that certain previously developed technology that was accessible to the Company could be repurposed and applied in providing high-volume rapid
COVID-19
testing. To enable the development and deployment of this technology, in May 2020, SummerBio, LLC (“SummerBio”) was established which was 100% beneficially owned by the Company. In August 2020, SummerBio began to generate income through providing the logistical infrastructure for high-volume rapid
COVID-19
testing.
In August, 2020 SummerBio raised additional financing through issuing equity instruments to related parties, and changed the structure of its board of directors. As a result, the Company’s voting interest was reduced to approximately 61.5% and the Company would no longer nominate a majority of the members of SummerBio’s board of directors. The Company concluded that in August 2020, it did not have the ability to direct the decisions that most significantly impact SummerBio’s economic performance, but that the Company still maintained influence over SummerBio. The Company has determined that it is not the primary beneficiary SummerBio and, therefore, accounts for its investment in SummerBio under the equity method of accounting.
Accordingly, the Company deconsolidated SummerBio, recognized its remaining investment in SummerBio at fair value of $5.2 million as an equity method investment, derecognized net liabilities of SummerBio of $1.7 million and recognized the resulting gain on deconsolidation of $6.9 million, which is included in other income on the consolidated statement of operations for the year ended December 31, 2020.
At deconsolidation, the fair value of the Company’s remaining investment in SummerBio was determined by management, with the assistance of a third-party valuation specialist. To calculate the total equity value of SummerBio, management used the back-solve method, solving for a total equity value that resulted in Series A preferred unit value consistent with its issuance price of $0.375 per unit. The Company then used the option pricing model to calculate its remaining interest in SummerBio. Management also applied discount due to lack of marketability which was calculated at 14.4%. The key assumptions in the back-solve option pricing method analysis included:

•	Back-solve security value – Series A preferred units issued at a price per unit of $0.375;

•	Option term – five years based upon the current state of development of SummerBio;

•	Risk-free rate – 0.28%, which represents the five-year constant maturity U.S. Treasury Bonds as of the valuation date;

•	Volatility – stock price volatility was estimated at 39.5% based upon an analysis of historical volatilities of a peer group of companies;

•	Option value allocation percentages – allocation percentages ranged between 19.2%—100%.
The Company recognized its share of earnings of SummerBio as Income from equity method investment on the consolidated statement of operations for the total amount of $29.4 million and $5.8 million for the years ended December 31, 2021 and 2020, respectively. As of December 31, 2020, the Company’s ownership interest in SummerBio was approximately 45.5% and it was entitled to nominate one member of SummerBio’s board of directors. Summerbio is a related party of the Company. In December 2021, an increase in the number of profit units for SummerBio employees’ stock based awards diluted Company’s equity interest in SummerBio to 43.4% for which the Company recorded a $1.0 million decrease to its investment in SummerBio.
At December 31, 2021 and 2020, the Company reviewed its investment in SummerBio for impairment by determining whether events or changes in circumstances indicate that the carrying amount of the investment may not be recoverable. The Company determined that the carrying value of the investment did not exceed its fair value and, therefore, there are no indicators that its investment in SummerBio is impaired. In making this judgment, the Company considered all quantitative and qualitative evidence available to the Company at the time of the review.
Property and Equipment, net
Property and Equipment, net
Property and equipment, net is stated at cost less accumulated depreciation and amortization. Depreciation and amortization are recorded using the straight-line method over the estimated useful lives of the assets, generally two to ten years. Leasehold improvements and equipment finances under capital leases are amortized over the shorter of the estimated useful life of the asset or the remaining term of the lease.

Asset Acquisitions and Business Combinations
Asset Acquisitions and Business Combinations
Upon an acquisition, the Company performs an initial test to determine whether substantially all of the fair value of the gross assets transferred is concentrated in a single identifiable asset or a group of similar identifiable assets, such that the acquisition would not represent a business. If that test suggests that the set of assets and activities is a business, the Company then performs a second test to evaluate whether the assets and activities transferred include inputs and substantive processes that together, significantly contribute to the ability to create outputs, which would constitute a business. If the result of the second test suggests that the acquired assets and activities constitute a business, the Company accounts for the transaction as a business combination.
For transactions accounted for as business combinations, the Company allocates the fair value of acquisition consideration to the acquired identifiable assets and liabilities based on their estimated fair values. Acquisition consideration includes the fair value of any promised contingent consideration. The excess of the fair value of acquisition consideration over the fair value of acquired identifiable assets and liabilities is recorded as goodwill. Contingent consideration is remeasured to its fair value each reporting
period with changes in the fair value of contingent consideration recorded in general and administrative expenses. Such valuations require management to make significant estimates and assumptions, especially with respect to intangible assets. Management’s estimates of fair value are based upon assumptions believed to be reasonable, but inherently uncertain and unpredictable, and as a result, actual results may differ from estimates. In certain circumstances, the allocations of the excess purchase price are based upon preliminary estimates and assumptions and subject to revision when the Company receives final information, including appraisals and other analyses. During the measurement period, which is one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period, any subsequent adjustments are recorded to earnings. Acquisition-related costs are expensed as incurred.
For transactions accounted for as asset acquisitions, the cost, including certain transaction costs, is allocated to the assets acquired on the basis of relative fair values. No goodwill is recognized in asset acquisitions.

Goodwill
Goodwill
Goodwill is recorded when the consideration transferred for a business acquisition exceeds the fair value of net identifiable assets and liabilities acquired. Goodwill is measured and tested for impairment annually on the first business day of the fiscal fourth quarter and whenever events or changes in circumstances indicate the carrying amount of goodwill may exceed its implied fair value. The Company first assesses qualitative factors to determine whether it is more likely than not that the fair value of goodwill’s reporting unit is less than its carrying amount, however the Company may determine to proceed directly to the quantitative impairment test.
If the Company assesses qualitative factors and concludes that it is more likely than not that the fair value of goodwill’s reporting unit is less than its carrying amount or if the Company determines not to use the qualitative assessment, then a quantitative impairment test is performed. The quantitative impairment test requires comparing the fair value of the reporting unit to its carrying value, including goodwill. The Company has identified that its business operates as a single operating segment which is also a single reporting unit for purposes of testing for goodwill impairment. An impairment exists if the fair value of the reporting unit is lower than its carrying value, and the Company would record a goodwill impairment loss in the fiscal quarter in which the determination is made.

Intangible Assets
Intangible Assets
Intangible assets include identifiable intangible assets, primarily software technologies resulting from acquisitions (see Note 5). Acquired intangible assets are initially recorded at fair value. The fair value of software technologies is estimated on the basis of replacement cost and the fair value of contractual agreement asset is based primarily on the discounted cash flow model. Software technologies are amortized on a straight-line basis over their estimated useful lives, generally 3 to 5 years. The Company’s estimates of useful lives of intangible assets are based on cash flow forecasts which incorporate various assumptions, including forecasted remaining useful life until technological obsolescence of software.

Contractual Agreements
Contractual Agreement
The Company’s contractual agreement asset (see Note 5) is classified as other non-current
assets on the consolidated balance sheet. The Company will amortize the contractual agreement asset in proportion to the estimated incremental cash flows earned under the agreement over an estimated period of three years. The Company expects to begin generating incremental cash flows under the contractual agreement asset in 2024.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
The Company reviews its long-lived assets for impairment at least annually or whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Recoverability of assets is measured by comparing the carrying amount of the asset to future net cash flows expected to be generated by the asset. If the Company determines that the carrying value of the asset may not be recoverable, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Fair value is determined through various valuation techniques, including discounted cash flow models, quoted market values, and third-party independent appraisals, as considered necessary. The Company did not record any impairment of long-lived assets in 2021 and
2020.

Leases
Leases
Leases are evaluated and recorded as capital leases if one of the following is true at inception: (a) the present value of minimum lease payments meets or exceeds 90% of the fair value of the asset, (b) the lease term is greater than or equal to 75% of the economic life of the asset, (c) the lease arrangement contains a bargain purchase option, or (d) title to the property transfers to the Company at the end of the lease. The Company records an asset and liability for capital leases at present value of the minimum lease payments based on the incremental borrowing rate. Assets are depreciated over the useful life in accordance with the Company’s depreciation policy while rental payments and interest on the liability are accounted for using the effective interest method.
Leases that are not classified as capital leases are accounted for as operating leases. Operating lease agreements that have tenant improvement allowances are evaluated for lease incentives. For leases that contain escalating rent payments, the Company recognizes rent expense on the straight-line basis over the lease term, with any lease incentives amortized as a reduction of rent expense over the lease term.

Government Grants
Government Grants
The Company receives payments from government entities under non-refundable
grants in support of the development of its technology and future services offering. US GAAP for profit-oriented entities does not define government grants; nor is there specific guidance applicable to government grants. Under the Company’s accounting policy for government grants and consistent with non-authoritative
guidance, grants are recognized on a systematic basis over the periods in which the entity recognizes as expenses the related costs for which the grants are intended to compensate and are presented as a reduction of research and development expenses in the consolidated statement of operations. A grant that is compensation for expenses or losses already incurred, or for which there are no future related costs, is recognized in the consolidated statement of operations in the period in which it becomes receivable as a reduction of research and development expenses.

Research and Development
Research and Development
The Company expenses research and development costs as incurred. Research and development expenses consist primarily of personnel expenses, including salaries, benefits, and stock-based compensation, costs of consulting, equipment and materials, depreciation and amortization and allocations of overhead, including rent, information technology costs and utilities. Research and development expenses are partially offset by payments the Company received in the form of government grants, including those received under the Agility Prime program.

Selling, General and Administrative
Selling, General and Administrative
Selling, general and administrative expenses consist of personnel expenses, including salaries, benefits, and stock-based compensation, related to executive management, finance, legal and human resource functions. Other costs include business development, contractor and professional services fees, audit and compliance expenses, insurance costs and general corporate expenses, including allocated depreciation, rent, information technology costs and utilities.

Advertising Expense
Advertising Expense
The Company expenses advertising costs as incurred. Advertising expenses for the years ended December 31, 2021 and 2020 were $0.2 million and $0.1 million, respectively, included in selling, general and administrative expenses in the consolidated statements of operations.

Income Taxes
Income Taxes
The Company uses the asset and liability method in accounting for income taxes. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Deferred tax expense or benefit is the result of changes in the deferred tax asset and liability. Valuation allowances are established when necessary to reduce deferred tax assets where it is more likely than not that the deferred tax assets will not be realized.
In evaluating the Company’s ability to recover deferred tax assets, the Company considers all available positive and negative evidence, including historical operating results, ongoing tax planning, and forecasts of future taxable income on a jurisdiction-by-jurisdiction
basis. Based on the level of historical losses, the Company has established a full valuation allowance to reduce its net deferred tax assets to the amount that is more likely than not to be realized.
A tax benefit from an uncertain tax position may be recognized when it is more likely than not that the position will be sustained upon examination by the taxing authorities, including resolutions of any related appeals or litigation processes, based on the technical merits of the position.
The

Company recognizes interest and penalties related to unrecognized tax benefits within the income tax expense line in the accompanying consolidated statements of operations. Accrued interest and penalties are included within the related liabilities line in the consolidated balance sheets.

Net Loss per Share Attributable to Common Stockholders
Net Loss per Share Attributable to Common Stockholders
Basic net loss per common share is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period, without consideration of potentially dilutive securities. Diluted net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock and potentially dilutive securities outstanding for the period. For purposes of the diluted net loss per share calculation, the redeemable convertible preferred stock, common stock warrants, common stock subject to repurchase, stock options and earnout shares are considered to be potentially dilutive securities.
Basic and diluted net loss attributable to common stockholders per share is presented in conformity with the two-class
method required for participating securities as the redeemable convertible preferred stock is considered a participating security. The Company’s participating securities do not have a contractual obligation to share in the Company’s losses. As such, the net loss is attributed entirely to common stockholders. Because the Company has reported a net loss for the reporting periods presented, the diluted net loss per common share is the same as basic net loss per common share for those periods.

Comprehensive Loss
Comprehensive Loss
Comprehensive loss includes all changes in equity (net assets) during the period from nonowner sources. The Company’s comprehensive loss consists of its net loss, its cumulative translation adjustments, and its unrealized gains or losses on available-for-sale
debt securities.

Stock-Based Compensation
Stock-Based Compensation
The Company measures and records the expense related to stock-based payment awards based on the fair value of those awards as determined on the date of grant. When the observable market price or volatility that the Company uses to determine grant date fair value does not reflect certain material non-public
information known to the Company but unavailable to marketplace participants at the time the market price is observed, the Company determines whether an adjustment to the observable market price is required. The Company recognizes stock-based compensation expense over the requisite service period of the individual grant, generally equal to the vesting period and uses the straight-line method to recognize stock-based compensation, and accounts for forfeitures as they occur. The Company selected the Black-Scholes-Merton (“Black-Scholes”) option-pricing model as the method for determining the estimated fair value for stock options. The Black-Scholes model requires the use of highly subjective and complex assumptions, which determine the fair value of share-based awards, including the option’s expected term, expected volatility of the underlying stock, risk-free interest rate and expected dividend yield.

Fair Value of Common Stock
Fair Value of Common Stock
Prior to the Merger on August 10, 2021, the fair value of the Company’s common stock was determined by the board of directors with assistance from management and, in part, on input from an independent third-party valuation firm. The board of directors determines the fair value of common stock by considering a number of objective and subjective factors, including valuations of comparable companies, sales of redeemable convertible preferred stock, operating and financial performance, the lack of liquidity of the Company’s common stock and the general and industry-specific economic outlook.

Redeemable Convertible Preferred Stock
Redeemable Convertible Preferred Stock
Prior to the Merger on August 10, 2021, the redeemable convertible preferred stock was recorded outside of permanent equity because while it was not mandatorily redeemable, in the event of certain events considered not solely within the Company’s control, such as a merger, acquisition, and sale of all or substantially all of the Company’s assets (each, a “deemed liquidation event”), the redeemable convertible preferred stock would have become redeemable at the option of the holders of at least a majority of the then-outstanding shares. The Company had not adjusted the carrying values of the redeemable convertible preferred stock to the redemption amount of such shares because it was uncertain whether or when a deemed liquidation event would occur that would obligate the Company to pay the liquidation preferences to holders of shares of redeemable convertible preferred stock. All redeemable convertible preferred stock converted to common stock as a result of the Merger (see Note 3).

Emerging Growth Company
Emerging Growth Company
The Company is an “emerging growth company” as defined in the Jumpstart Our Business Startups Act of 2012. As such the Company is eligible for exemptions from various reporting requirements applicable to other public companies that are not emerging growth companies, including reduced reporting and extended transition periods to comply with new or revised accounting standards for public business entities. The Company has elected to avail itself of this exemption and, therefore, will not be subject to the timeline for adopting new or revised accounting standards for public business entities that are not emerging growth companies, and will follow the transition guidance applicable to private companies.

New Accounting Pronouncements Not Yet Adopted
New Accounting Pronouncements Not Yet Adopted
In February 2016, the FASB issued ASU
No. 2016-02,
Leases (Topic 842)
. In July 2018, the FASB issued ASU
No. 2018-10,
Codification Improvements to Topic 842, Leases
, which provides clarification to ASU
No. 2016-02.
These ASUs require an entity to recognize a lease liability and a ROU asset in the balance sheets for leases with lease terms of more than 12 months. Lessor accounting is largely unchanged, while lessees will no longer be provided with a source of off-balance-sheet
financing. This guidance is effective for fiscal years beginning after December 15, 2021, and for interim periods within fiscal years beginning after December 15, 2022. In July 2018, the FASB issued ASU
No. 2018-11,
Leases (Topic 842): Targeted Improvements
, which allows entities to elect a modified retrospective transition method where entities may continue to apply the existing lease guidance during the comparative periods and apply the new lease requirements through a cumulative effect adjustment in the period of adoptions rather than in the earliest period presented. The Company is currently evaluating, but has not yet completed, the assessment of the quantitative impact that adopting these ASUs will have on its consolidated financial statements and assessing any changes to its processes and controls. The adoption of these ASUs will result in the recognition of right-of-use
assets and the corresponding lease liabilities.
In June 2016, the FASB issued ASU
No. 2016-13,
Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
, which amends the impairment model by requiring entities to use a forward-looking approach based on expected losses to estimate credit losses on certain types of financial instruments, including trade receivables and available-for-sale
debt securities. The guidance is effective for the Company beginning in the first quarter of 2023. The Company is evaluating the impact of adopting this guidance on its consolidated financial statements.
In December 2019, the FASB issued ASU
No. 2019-12,
Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes
, that simplifies the accounting for income taxes by eliminating certain exceptions related to the approach for intra-period tax allocation and modified the methodology for calculating income taxes in an interim period. It also clarifies and simplifies other aspects of the accounting for income taxes. The guidance is effective for the Company for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022 with early adoption permitted. The Company is evaluating the effect of this guidance on its consolidated financial statements.
In March 2020, the FASB issued ASU
No. 2020-04,
Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting
. The guidance provides optional expedients and exceptions for applying generally accepted accounting principles to contract modifications and hedging relationships, subject to meeting certain criteria, that reference LIBOR or another reference rate expected to be discontinued. The guidance also establishes (1) a general contract modification principle that entities can apply in other areas that may be affected by reference rate reform and (2) certain elective hedge accounting expedients. The amendment is effective for all entities through December 31, 2022. The Company does not expect the adoption of this new standard to have a material impact on the Company’s consolidated financial statements.
In January 2020, the FASB issued ASU
2020-01,
Investments—Equity Securities (Topic 321), Investments—Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815): Clarifying the Interactions Between Topic 321, Topic 323, and Topic 815—a consensus of the FASB Emerging Issues Task Force
, which makes improvements related to the following two topics: (1) accounting for certain equity securities when the equity method of accounting is applied or discontinued, and (2) scope considerations related to forward contracts and purchased options on certain securities. The guidance is effective for the Company beginning in the first quarter of fiscal year 2022 with early adoption permitted. The Company does not expect the adoption of this new standard to have a material impact on the Company’s consolidated financial statements.